Cover	Aug. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2024
Entity File Number	000-54986
Entity Registrant Name	ARCH THERAPEUTICS, INC.
Entity Central Index Key	0001537561
Entity Tax Identification Number	46-0524102
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	235 Walnut Street
Entity Address, Address Line Two	Suite 6
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01702
City Area Code	(617)
Local Phone Number	431-2313
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false